Investment Strategy	Apr. 07, 2026
Defiance Space Data Center Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation by investing, directly or indirectly, in a portfolio of equity securities of “Space Data Center Companies.” The Fund defines Space Data Center Companies as companies that derive at least 50% of their annual revenue from, or have at least 50% of their operating activity engaged in, space-based data processing, storage, or related orbital infrastructure. Space Data Center Companies include, but are not limited to, companies engaged in:

●	the development and operation of space-based data processing and edge computing systems;

●	the storage, relay, and transmission of data through satellite or other orbital infrastructure;

●	the development and operation of space data centers or in-orbit computing platforms;

●	the production of enabling components, systems, or technologies essential to space-based data infrastructure; or

●	the integration of space-based data with terrestrial networks, analytics platforms, or data services.

For purposes of the Fund’s investment strategy, the term “space data center” refers to infrastructure and systems designed to process, store, transmit, or manage data derived from or operated within space-based or orbital environments. Space data centers may leverage satellite constellations, in-orbit computing, edge processing, or hybrid space–terrestrial architectures to enable global connectivity, data analytics, remote sensing, communications, and next-generation (“NextGen”) technologies (i.e., significantly improved or radically different versions of existing technologies, or new innovations that surpass the capabilities of existing technologies).

Investment Selection Process

The Adviser employs a thematic and qualitative investment approach to identify and select a focused portfolio generally consisting of between 5 and 25 equity securities aligned with the Fund’s space data center investment theme. The selection process emphasizes companies that demonstrate meaningful participation in space-based data processing, storage, or orbital infrastructure.

In evaluating potential investments, the Adviser considers a combination of thematic criteria, including:

●	Core Space Data Center Activities, including whether the company identifies space-based data processing, storage, or orbital infrastructure as a primary operational focus, as evidenced by stated objectives, product development efforts, or industry partnerships;

●	Industry Leadership, including technological innovation, operational scale, proprietary platforms, or participation in significant commercial or governmental space data initiatives;

●	Emerging Potential, including companies achieving material advancements or demonstrating momentum in space-based data infrastructure, reflecting their potential for increasing relevance within the space economy; and

●	Secondary Space Technology Companies (described below).

Subject to the Fund’s 80% investment policy (described below), if the Adviser determines that there are an insufficient number of Space Data Center Companies that meet the Fund’s investment criteria, the Fund may invest a portion of its assets in secondary space technology companies. Secondary space technology companies are companies that develop, support, or are involved in the application of space-based data infrastructure or services, including companies that provide enabling, supporting, or applied space-based data technologies.

The Fund’s portfolio will generally be equally weighted across its holdings. The Adviser may adjust portfolio weightings to account for liquidity constraints or market conditions, or to mitigate exposure to securities exhibiting extreme volatility, high correlations, or other company-specific characteristics that could disproportionately impact the Fund’s performance. To maintain alignment with advancements in space-based data technologies, shifts in company focus, and emerging opportunities, the Adviser will, at least quarterly, either reconfirm the composition of the portfolio or establish a newly constituted portfolio of different Space Data Center Company and, if applicable, secondary space technology company securities. The Adviser may also make portfolio adjustments at any time based on developments it deems material, including significant technological milestones, infrastructure deployments, strategic partnerships, or broader advancements in the space data sector.

Direct and Synthetic Investments

The Fund invests in equity securities either directly or indirectly (synthetically) through the use of derivatives, including options and swap agreements. The Fund generally uses indirect investment techniques to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to obtain synthetic exposure to portfolio securities. The Fund primarily employs short-dated (generally one month or less), in-the-money call options to replicate the performance of underlying equity securities without direct ownership. The Fund may also utilize other option strategies designed to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices.

In addition, the Fund may enter into swap agreements with financial institutions to synthetically replicate the performance of securities in the Fund’s portfolio. These swap agreements may have specified durations ranging from one day to more than one year and may coincide with the Fund’s scheduled reconstitutions. Under each swap agreement, the Fund and the counterparty agree to exchange returns based on the performance of a referenced security, calculated with respect to a notional amount representing the underlying security.

Additional information regarding the Fund’s use of derivatives is provided under “Additional Information About the Fund.”

Fund Attributes

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Space Data Center Companies. For purposes of this policy, Space Data Center Companies are companies that derive at least 50% of their annual revenue from, or have at least 50% of their operating activities directly related to, space-based data processing, storage, or orbital or satellite-based data infrastructure. Operating activities are evaluated by the Adviser based on publicly available information, including segment reporting, business descriptions, and disclosures regarding the company’s primary operations.

The Fund’s 80% investments may include securities providing direct or synthetic exposure to Space Data Center Companies. Investments in secondary space technology companies are not included in the Fund’s 80% investment policy.

The Fund may invest in equity securities of large-, mid-, small-, and micro-capitalization companies and may invest in U.S. and non-U.S. issuers, including through American Depositary Receipts (“ADRs”). The Fund may also invest in privately held companies, including in securities of companies that have recently completed initial public offerings (“IPOs”), special purpose acquisition companies (“SPACs”), or companies that have become publicly traded through business combinations involving SPACs (“de-SPAC transactions”).

The Fund may invest up to 15% of its net assets in illiquid securities.

The Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in the space industry and in industries that support, enable, or are otherwise related to space exploration and space-based activities.

The Fund is considered non-diversified.

The Fund is expected to have a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Space Data Center Companies.
Defiance Pure Space Daily 2X Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively managed group of “pure space” company securities (described below) (the “Target Portfolio”) by employing derivatives, namely swap agreements and/or listed options contracts. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day, generally 4:00 p.m. Eastern Time.

The Fund defines “Pure Space Companies” as companies with at least 50% of their (i) annual revenue derived from, or (ii) operating activity engaged in, the development, deployment, or operation of space-related technologies and services. These companies participate in the “space economy,” which refers to economic activity related to the exploration, development, deployment, space logistics, and utilization of space-based systems and infrastructure. This includes commercial activities such as satellite communications, Earth observation, navigation services, launch services, in-orbit operations, and emerging space technologies that support scientific research, data processing, global connectivity, and next-generation applications.

Pure Space Companies may include companies engaged in:

●	The design, manufacture, and launch of spacecraft, launch vehicles, and space systems;
●	The development and operation of satellite communications, navigation, or space-based data infrastructure;
●	In-orbit services, space logistics, or space-enabled platforms;
●	The production of enabling components, systems, or materials essential to space operations; or
●	The development of space-based data, analytics, or related applications derived from satellite or orbital systems.

The Fund seeks to obtain leveraged 2X exposure to the Target Portfolio primarily through swap agreements and/or listed options strategies. The Fund does not invest directly in the equity securities of the companies included in the Target Portfolio.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, regulatory constraints, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Target Portfolio, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

Target Portfolio Selection

The Adviser employs a thematic and qualitative approach to identify and select a focused portfolio of generally between 3 and 10 companies aligned with the Fund’s pure space investment theme. The selection process emphasizes companies that demonstrate meaningful participation in space-related technologies and activities. Subject to the Fund’s 80% policy, if the Adviser determines there are insufficient Pure Space Companies, the Fund may invest in “secondary space technology companies,” which are companies that develop, support, or are involved in the application of space technologies.

The companies in the Target Portfolio may include large-, mid-, and small-capitalization companies and may be domestic or foreign issuers, including American Depositary Receipts (“ADRs”) of foreign companies listed on U.S. or non-U.S. exchanges.

The Adviser evaluates companies using a combination of thematic criteria, including:

●	Core Space Activities: Companies for which space-related operations represent a primary operational focus, demonstrated through stated objectives, revenue exposure, product development efforts, or industry participation.

●	Industry Leadership: Emphasis on companies recognized for innovation, technological capabilities, operational scale, or participation in significant commercial or governmental space initiatives.

●	Emerging Potential: Priority is given to companies achieving material advancements, expanding capabilities, or demonstrating momentum within the space ecosystem, reflecting their potential for increasing economic impact.

●	Secondary Space Technology Companies: If there are insufficient pure space companies that meet the criteria, additional companies involved in enabling, supporting, or applying space technologies may be included as secondary selections.

Based on a proprietary evaluation framework, the Adviser selects a Target Portfolio generally consisting of 3 to 10 companies. The number of Target Portfolio constituents depends on the availability of eligible pure space companies, the suitability of secondary selections, and the Fund’s ability to source the required leverage for each security. Each trading day, the Target Portfolio will generally be reallocated so that each underlying security is approximately equally weighted.

To manage overall portfolio risk, the Adviser may adjust individual weightings to mitigate exposure to companies exhibiting extreme volatility, high correlations, liquidity constraints, or other characteristics that could disproportionately affect performance. Additionally, if regulatory or structural constraints arise from the Target Portfolio’s composition that affect Fund’s derivatives portfolio from achieving 2X returns, the Adviser may adjust the Target Portfolio to enhance the Fund’s ability to achieve its investment objective.

To maintain alignment with advancements in space technologies, shifts in company focus, and emerging opportunities, the Adviser will, at least quarterly, either reconfirm the construction of the Target Portfolio or establish a new Target Portfolio by replacing some or all of its underlying securities.

The Adviser may, at its discretion, make adjustments to the Target Portfolio at any time, including between scheduled rebalancing periods in response to developments deemed material, such as announcements of significant launches, operational milestones, technological breakthroughs, or broader advancements within the space sector. Each day, the Fund’s then-current Target Portfolio will be available on the Fund’s website at www.defianceetfs.com.

Derivatives Portfolio Selection

The Fund will enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the underlying security in the Target Portfolio. If the Fund is unable to obtain the necessary exposure through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Fund’s Target Portfolio, and may return substantially less during such periods.

At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Fund’s Target Portfolio.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Target Portfolio; b) the performance of the Target Portfolio; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Target Portfolio securities. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of one or more Target Portfolio securities, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Target Portfolio securities, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund has adopted a policy of having at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Target Portfolio securities.

The Fund may invest in equity securities of large-, mid-, small-, and micro-capitalization companies and may invest in U.S. and non-U.S. issuers, including through American Depositary Receipts (“ADRs”). The Fund may also invest in privately held companies, including in securities of companies that have recently completed initial public offerings (“IPOs”), special purpose acquisition companies (“SPACs”), or companies that have become publicly traded through business combinations involving SPACs (“de-SPAC transactions”).

The Fund may invest up to 15% of its net assets in illiquid securities.

The Fund will concentrate (i.e., invest 25% or more of its total assets) its investment exposure to companies in the space industry and in industries that develop, deploy, or operate space-related technologies and services.

The Fund is expected to have a high portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. The Fund will lose money if the Target Portfolio’s performance is flat over time, and because of daily rebalancing, the volatility of the Target Portfolio and the effects of compounding, the Fund may lose money over time while the Target Portfolio’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy of having at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Target Portfolio securities.